PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
A summary of property, plant and equipment is as follows:
	June 30,
	2013	2014

Buildings	$57,745,469	$76,779,119
Machinery	5,364,308	6,375,372
Software	3,143,292	3,717,526
Vehicles	3,240,058	4,122,134
Electronic and other equipment	18,630,226	20,681,622
Construction in progress	16,598,819	1,996,568
	104,722,172	113,672,341

Less: Accumulated depreciation	(25,225,857)	(31,327,516)

	$79,496,315	$82,344,825

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
Assets leased to others under operating leases

The Company has entered into an operating lease contract with a third party with respect to certain buildings with the carrying amount as shown below:

	June 30,
	2013	2014

Buildings at cost	$10,846,090	$10,891,746
Less: accumulated depreciation	(3,193,260)	(3,547,372)
Buildings, net	7,652,830	7,344,374

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
At June 30, 2014, scheduled minimum rental payments to be received for buildings leased to others were:

Year ending June 30,
2015	$1,490,150
2016	1,534,855
2017	1,580,900
2018	1,628,327
2019 and onwards	9,223,624

$15,457,856